Contingent consideration (Tables)	12 Months Ended
Jun. 30, 2019
1 year or less [member]
Statement [line items]
Summary of liabilities - contingent consideration

	2019 A$’000	2018 A$’000

Contingent consideration	—	1,521

Later than one year [member]
Statement [line items]
Summary of liabilities - contingent consideration

	2019 A$000	2018 A$000

Contingent consideration	1,370	1,036

	1,370	1,036

Summary of Outsomes of Contingent Consideration

The range of outcomes of contingent consideration are summarised below:

Milestone	Contingent Consideration
Milestone 2	1,250,000	1,250,000
Milestone 4	4,199,000	3,400,000
Milestone 5	1,394,000	1,394,000

Total	6,843,000	6,044,000